Income Taxes - Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Share-based compensation	$ 21,630	$ 6,578
Derivative instruments	16,616	24,861
Accrued liabilities	10,188	6,844
Inventories	4,390	4,140
Receivables	3,375	3,303
Net operating loss carryforwards	2,695	5,459
Other	1,617	1,574
Valuation allowances	(126)	(524)
Total deferred income tax assets	60,385	52,235
Deferred income tax liabilities:
Intangible assets	(163,286)	(139,062)
Property, plant and equipment	(108,276)	(110,414)
Total deferred income tax liabilities	(271,562)	(249,476)
Net deferred income tax liability	$ (211,177)	$ (197,241)